UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     July 5, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $700,071 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVISORY BOARD                 COM              00762W107    10937   229626 SH       SOLE                    80600        0   149026
AMEDISYS INC                   COM              023436108    17046   508850 SH       SOLE                   179500        0   329350
ARTIO GLOBAL INVS INC          COM CL A         04315B107    12431   842777 SH       SOLE                   293200        0   549577
BALDWIN & LYONS INC            CL B             057755209    10806   459236 SH       SOLE                   160871        0   298365
BIG LOTS INC                   COM              089302103    22720   745900 SH       SOLE                   261300        0   484600
BROWN & BROWN INC              COM              115236101    37550  1568500 SH       SOLE                   551300        0  1017200
CBOE HLDGS INC                 COM              12503M108    11444   500627 SH       SOLE                   175500        0   325127
CAL DIVE INTL INC DEL          COM              12802T101    17997  3173989 SH       SOLE                  1120600        0  2053389
CARLISLE COS INC               COM              142339100    20216   508700 SH       SOLE                   178300        0   330400
CHARLES RIV LABS INTL INC      COM              159864107    18061   508200 SH       SOLE                   179100        0   329100
CHEMED CORP NEW                COM              16359R103    22127   348400 SH       SOLE                   122800        0   225600
FOSSIL  INC                    COM              349882100    14528   206125 SH       SOLE                    72225        0   133900
GLADSTONE INVT CORP            COM              376546107     6822   891798 SH       SOLE                   312523        0   579275
GRACO INC                      COM              384109104    19993   506799 SH       SOLE                   178500        0   328299
GRAND CANYON ED INC            COM              28526M106    14403   735244 SH       SOLE                   257500        0   477744
HERBALIFE LTD                  COM USD SHS      G4412G101    18193   266100 SH       SOLE                    93200        0   172900
IDEX CORP                      COM              45167R104    18627   476139 SH       SOLE                   167100        0   309039
INTERNATIONAL SPEEDWAY CORP    COM              460335201    16897   645657 SH       SOLE                   227600        0   418057
INTERVAL LEISURE GROUP INC     COM              46113M108    22269  1379718 SH       SOLE                   484642        0   895076
KINETIC CONCEPTS INC           COM NEW          49460W208    14637   349500 SH       SOLE                   123100        0   226400
LHC GROUP INC                  COM              50187A107    27138   904600 SH       SOLE                   317700        0   586900
LENDER PROCESSING SVCS INC     COM              52602E102    22388   758400 SH       SOLE                   266400        0   492000
LINCOLN EDL SVCS CORP          COM              533535100    13770   887827 SH       SOLE                   313500        0   574327
MTS SYS CORP                   COM              553777103    14270   380944 SH       SOLE                   133600        0   247344
MARKETAXESS HLDGS INC          COM              57060D108    13086   628827 SH       SOLE                   221100        0   407727
MICROS SYS INC                 COM              594901100    13645   311100 SH       SOLE                   109400        0   201700
MIDDLEBY CORP                  COM              596278101    12898   152783 SH       SOLE                    53536        0    99247
MILLER HERMAN INC              COM              600544100    22786   900652 SH       SOLE                   315500        0   585152
NEUSTAR INC                    COM              64126X201    24680   947409 SH       SOLE                   332800        0   614609
PROGRESS SOFTWARE CORP         COM              743312100    18838   444300 SH       SOLE                   156300        0   288000
QLOGIC CORP                    COM              747277101    16220   953000 SH       SOLE                   335800        0   617200
RLI CORP                       COM              749607107    19766   376000 SH       SOLE                   131700        0   244300
SOTHEBYS                       COM              835898107    14516   322573 SH       SOLE                   113300        0   209273
TCF FINL CORP                  COM              872275102    15521  1048000 SH       SOLE                   368100        0   679900
TEMPUR PEDIC INTL INC          COM              88023U101    19224   479870 SH       SOLE                   168400        0   311470
TRUE RELIGION APPAREL INC      COM              89784N104    15094   678069 SH       SOLE                   237900        0   440169
UNIVERSAL HLTH SVCS INC        COM              913903100    30738   707932 SH       SOLE                   248872        0   459060
WASHINGTON POST CO             CL B             939640108    15287    34783 SH       SOLE                    11983        0    22800
WILEY JOHN & SONS INC          COM              968223206    22502   497400 SH       SOLE                   174800        0   322600